Note 3 - Goodwill and Intangible Assets - Symon (Details) - Goodwill Summary - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Jan. 30, 2010
Goodwill Summary - Symon [Abstract]
Balance	$ 10,969,148	$ 10,876,018		$ 31,037,564	$ 0	$ 10,797,649
Contingent Payments		99,723	247,640
Effects of Foreign Exchange	3,399	(6,593)	(169,271)
Balance	$ 10,972,547	$ 10,969,148	$ 10,876,018	$ 31,037,564	$ 0	$ 10,797,649